Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Products	$ 21,727,954	$ 33,212,956
Packaging materials and others	91,045	50,138
Inventories	21,818,999	33,263,094
Inventory write-down	$ 4,634,522	$ 548,109	$ 1,194,496